Shareholders' Equity - Additional Information (Detail) € / shares in Units, € in Millions			12 Months Ended
	Dec. 23, 2019	May 18, 2018	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares		Dec. 31, 2017 shares
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			91,893,000		76,419,000		80,996,000
Revaluation | €			€ 5,868		€ 3,436
Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation | €			6,116		3,540	[1]
Revaluation account [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation | €			6,438		4,434
Revaluation deficit [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation | €			€ 323		€ 895
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company			32.60%
Vereniging Aegon [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Percentage of shareholding stake in acquired company	32.60%		32.60%
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value | € / shares			€ 0.12
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value | € / shares					€ 0.12
Number of common shares			66,583,671
Common shares [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value | € / shares			€ 0.12
Number of common shares			2,105,139,000		2,095,648,000		2,095,648,000
Common shares [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			65,540,000		61,418,000		64,488,000
Common share B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value | $ / shares				$ 0.12
Common share B [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value | € / shares					€ 0.12
Number of common shares					13,856,480
Common share B [member] | Aegon N.V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			585,022,000		585,022,000		585,022,000
Common share B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			25,309,920
Ordinary share [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares					62,562,070
Common shares [member] | Aegon N. V. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			66,583,671		62,562,070
Common shares B [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			25,310,000		13,856,000		15,346,000
Common shares B [member] | Aegon N V [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of common shares			25,309,920		13,856,480
Common shares B [member] | Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Proportion of market value of common shares in capital		2.50%

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.